Employee Benefit Plans - Summary of ESOP Shares (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Employee Stock Ownership Plan E S O P Shares In E S O P [Abstract]
Allocated shares	603	645
Shares committed to be released	24	7
Unearned shares	1,234	341
Total ESOP Shares	1,861	993
Fair value of unearned shares	$ 17,414	$ 4,079